Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.23%
Brazil–0.74%
B3 S.A. - Brasil, Bolsa, Balcao	618,331	$6,758,086
Canada–1.83%
CGI, Inc., Class A(a)	132,033	10,583,290
Tourmaline Oil Corp.	430,608	6,135,428
		16,718,718
China–8.04%
Alibaba Group Holding Ltd., ADR(a)	67,806	17,211,197
China Mengniu Dairy Co. Ltd.(a)	844,000	5,053,523
JD.com, Inc., ADR(a)	164,422	14,582,587
New Oriental Education & Technology Group, Inc., ADR(a)	36,083	6,043,902
Tencent Holdings Ltd.	170,700	14,943,602
Wuliangye Yibin Co. Ltd., A Shares	122,256	5,512,691
Yum China Holdings, Inc.	179,660	10,188,519
		73,536,021
Denmark–0.52%
Novo Nordisk A/S, Class B	68,862	4,789,743
France–1.98%
Criteo S.A., ADR(a)	296,612	5,516,983
Sanofi	62,136	5,837,901
Schneider Electric SE	46,328	6,791,571
		18,146,455
Germany–1.49%
Deutsche Boerse AG	54,915	8,851,743
MorphoSys AG(a)	39,868	4,776,218
		13,627,961
Hong Kong–1.03%
AIA Group Ltd.	770,200	9,436,809
India–1.63%
HDFC Bank Ltd., ADR(a)	206,328	14,876,249
Ireland–1.61%
CRH PLC	124,684	5,134,861
Flutter Entertainment PLC(a)	51,747	9,622,608
		14,757,469
Italy–1.29%
FinecoBank Banca Fineco S.p.A.(a)	753,013	11,757,460
Japan–3.79%
Hoya Corp.	56,600	7,238,215
Koito Manufacturing Co. Ltd.	148,300	9,515,858
Olympus Corp.	392,000	7,100,144
Sony Corp.	112,600	10,775,209
		34,629,426
Macau–0.80%
Galaxy Entertainment Group Ltd.	938,000	7,286,015
Shares		Value
Mexico–4.27%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	1,003,600	$10,114,823
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	8,856,750	15,471,985
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,722,669	13,442,984
		39,029,792
Netherlands–2.43%
Heineken N.V.	112,948	11,765,594
Prosus N.V.(a)	89,978	10,454,438
		22,220,032
South Korea–1.19%
Samsung Electronics Co. Ltd.	148,868	10,864,670
Sweden–1.89%
Sandvik AB(a)	692,343	17,252,388
Switzerland–1.38%
Logitech International S.A., Class R	34,808	3,629,618
Roche Holding AG	26,210	9,034,127
		12,663,745
Taiwan–1.55%
Taiwan Semiconductor Manufacturing Co. Ltd.	673,428	14,219,339
United Kingdom–6.19%
Ashtead Group PLC	151,774	7,669,934
British American Tobacco PLC	162,376	5,909,797
Clinigen Group PLC	1,892,005	19,828,971
DCC PLC	144,915	10,945,772
HomeServe PLC	475,003	6,785,785
IG Group Holdings PLC	535,925	5,503,775
		56,644,034
United States–55.58%
Activision Blizzard, Inc.	137,655	12,526,605
Advance Auto Parts, Inc.	62,503	9,321,697
Alphabet, Inc., Class A(a)	11,601	21,199,203
Alphabet, Inc., Class C(a)	5,488	10,074,541
Amazon.com, Inc.(a)	10,454	33,517,615
Aon PLC, Class A	43,800	8,895,780
Apollo Global Management, Inc.	194,246	8,923,661
Apple, Inc.	139,442	18,400,766
Aptiv PLC(a)	91,971	12,287,326
Assurant, Inc.	70,212	9,511,620
Automatic Data Processing, Inc.	44,353	7,323,567
Booking Holdings, Inc.(a)	6,509	12,655,644
Broadcom, Inc.	26,025	11,724,263
Cognizant Technology Solutions Corp., Class A	201,425	15,701,079
Coherus Biosciences, Inc.(a)	194,716	3,660,661
ConocoPhillips	151,761	6,074,993
Dropbox, Inc., Class A(a)	401,035	9,075,422
FedEx Corp.	41,028	9,655,530
Fidelity National Information Services, Inc.	131,792	16,271,040
Foley Trasimene Acquisition Corp. II(a)	356,900	5,503,398

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Fortive Corp.	96,379	$6,368,724
General Motors Co.	146,678	7,433,641
Haemonetics Corp.(a)	59,618	6,813,741
Horizon Therapeutics PLC(a)	202,449	14,673,504
Kansas City Southern	40,207	8,148,753
KLA Corp.	35,543	9,954,528
L3Harris Technologies, Inc.	66,583	11,419,650
LPL Financial Holdings, Inc.	103,390	11,201,273
Medtronic PLC	107,243	11,939,363
Microsoft Corp.	84,096	19,506,908
ModivCare, Inc.(a)	56,482	8,956,351
Mondelez International, Inc., Class A	177,117	9,819,366
NCR Corp.(a)	433,495	14,461,393
NIKE, Inc., Class B	37,184	4,967,411
PayPal Holdings, Inc.(a)	90,405	21,182,796
Philip Morris International, Inc.	91,324	7,273,957
PTC, Inc.(a)	99,964	13,286,215
Shoals Technologies Group, Inc., Class A(a)	135,097	4,583,841
Synopsys, Inc.(a)	28,763	7,347,508
Terminix Global Holdings, Inc.(a)	238,252	11,359,855
Thermo Fisher Scientific, Inc.	16,455	8,387,114
Shares		Value
United States–(continued)
Tradeweb Markets, Inc., Class A	108,469	$6,593,831
UnitedHealth Group, Inc.	35,580	11,868,776
Vertiv Holdings Co.	507,001	10,200,860
Visa, Inc., Class A	53,248	10,290,176
Wyndham Hotels & Resorts, Inc.	135,985	7,910,247
		508,254,193
Total Common Stocks & Other Equity Interests (Cost $611,996,470)		907,468,605
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	1,438,500	1,438,500
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(b)(c)	9,327,045	9,330,776
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	1,644,000	1,644,000
Total Money Market Funds (Cost $12,408,941)		12,413,276
TOTAL INVESTMENTS IN SECURITIES—100.59% (Cost $624,405,411)		919,881,881
OTHER ASSETS LESS LIABILITIES–(0.59)%		(5,409,706)
NET ASSETS–100.00%		$914,472,175
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,452,294	$18,736,393	$(19,750,187)	$-	$-	$1,438,500	$2,254
Invesco Liquid Assets Portfolio, Institutional Class	11,836,755	13,383,138	(15,889,170)	(236)	289	9,330,776	5,418
Invesco Treasury Portfolio, Institutional Class	2,802,622	21,413,020	(22,571,642)	-	-	1,644,000	1,498
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,700	5,533,141	(6,443,841)	-	-	-	105*
Invesco Private Prime Fund	1,366,050	5,702,847	(7,069,192)	-	295	-	862*
Total	$19,368,421	$64,768,539	$(71,724,032)	$(236)	$584	$12,413,276	$10,137

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$6,758,086	$—	$—	$6,758,086
Canada	16,718,718	—	—	16,718,718
China	48,026,205	25,509,816	—	73,536,021
Denmark	—	4,789,743	—	4,789,743
France	5,516,983	12,629,472	—	18,146,455
Germany	—	13,627,961	—	13,627,961
Hong Kong	—	9,436,809	—	9,436,809
India	14,876,249	—	—	14,876,249
Ireland	—	14,757,469	—	14,757,469
Italy	—	11,757,460	—	11,757,460
Japan	—	34,629,426	—	34,629,426
Macau	—	7,286,015	—	7,286,015
Mexico	39,029,792	—	—	39,029,792
Netherlands	—	22,220,032	—	22,220,032
South Korea	—	10,864,670	—	10,864,670
Sweden	—	17,252,388	—	17,252,388
Switzerland	—	12,663,745	—	12,663,745
Taiwan	—	14,219,339	—	14,219,339
United Kingdom	—	56,644,034	—	56,644,034
United States	508,254,193	—	—	508,254,193
Money Market Funds	12,413,276	—	—	12,413,276
Total Investments	$651,593,502	$268,288,379	$—	$919,881,881
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Growth Fund